Financial instruments - Book value of financial assets representing exposure to credit risk (Details) - Credit risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	R$ 35,003,868	R$ 26,269,429
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,179,753	9,018,818
Marketable securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,252,454	13,363,511
Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	R$ 9,571,661	R$ 3,887,100